SEGMENT (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Years Ended December 31,
	2022				2023				2024
	Legacy	Legacy			Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	6,062	3,086	—	9,148	9,522	4,286	(12)	13,796	9,146	4,697	—	13,843
Manachised and franchised hotels	4,324	86	(5)	4,405	7,596	107	(9)	7,694	9,385	126	(13)	9,498
Others	275	40	(6)	309	326	72	(6)	392	498	58	(6)	550
Total revenues	10,661	3,212	(11)	13,862	17,444	4,465	(27)	21,882	19,029	4,881	(19)	23,891
Adjusted hotel operating costs	(7,958)	(2,857)	—	—	(9,419)	(3,569)	—	—	(9,888)	(4,125)	—	—
Adjusted selling and marketing expenses	(331)	(277)	—	—	(641)	(429)	—	—	(723)	(451)	—	—
Adjusted general and administrative expenses	(1,184)	(401)	—	—	(1,405)	(505)	—	—	(1,573)	(575)	—	—
Other segment items (primarily include other operating income, net)	85	231	—	—	206	122	—	—	129	116	—	—
Adjusted EBITDA	1,273	(92)	(3)	1,178	6,185	84	(1)	6,268	6,974	(154)	(0)	6,820
Interest income	—	—	—	87	—	—	—	248	—	—	—	210
Interest expense	—	—	—	(409)	—	—	—	(385)	—	—	—	(318)
Income tax expense	—	—	—	(207)	—	—	—	(1,204)	—	—	—	(1,662)
Depreciation and amortization	—	—	—	(1,456)	—	—	—	(1,414)	—	—	—	(1,332)
Share-based compensation	—	—	—	(87)	—	—	—	(143)	—	—	—	(322)
(Loss) gain from fair value changes of equity securities	—	—	—	(359)	—	—	—	109	—	—	—	(66)
Foreign exchange gain (loss), net	—	—	—	(641)	—	—	—	90	—	—	—	(272)
Gain (loss) on disposal of investments	—	—	—	73	—	—	—	516	—	—	—	(10)
Net (loss) income attributable to H World Group Limited	—	—	—	(1,821)	—	—	—	4,085	—	—	—	3,048

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues:

	Years Ended December 31,
	2022	2023	2024
China	10,637	17,393	18,984
Germany	2,458	3,324	3,544
All others	767	1,165	1,363
Total	13,862	21,882	23,891

Property and equipment, net, intangible assets, net, right - of - use assets, land use rights, net and goodwill:

	As of December 31,
	2023	2024
China	28,762	27,461
Germany	12,504	11,940
All others	3,439	3,716
Total	44,705	43,117